Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Prepaid expenses in the opening balance	€ 851	€ 851	€ 850
Business related variations	19	57	5
Changes in the scope of consolidation	16
Translation adjustment	(27)	(49)	10
Reclassifications and other items	10	(8)	(13)
Prepaid expenses in the closing balance	€ 868	€ 851	€ 851